Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Numerator:
Loss from continuing operations	$ (177,385)	$ (32,423)
Income from discontinued operations	17,542	0
Less: Net (loss) income attributable to noncontrolling interests	15,249	(89)
Less: Deemed dividend on inducement warrant for common stock	0	(2,780)
Net loss attributable to ASP Isotopes Inc. shareholders	$ (175,092)	$ (35,114)
Denominator:
Weighted average common stock outstanding, basic	83,013,594	55,671,805
Weighted average common stock outstanding, diluted	83,013,594	55,671,805
Net (loss) income per share, basic, Continuing operations	$ (2.14)	$ (0.58)
Net (loss) income per share, diluted, Continuing operations	(2.14)	(0.58)
Net (loss) income per share, basic, Discontinued operations	0.21	0
Net (loss) income per share, diluted, Discontinued operations	0.21	0
Net (loss) income per share, attributable to ASP Isotopes Inc. shareholders, basic	(2.11)	(0.63)
Net (loss) income per share, attributable to ASP Isotopes Inc. shareholders, diluted	$ (2.11)	$ (0.63)